Note 30 - Commitments and contingencies (Detail) - Net aggregate minimum future lease payments under non-cancelable operating leases: (USD $)	Dec. 31, 2012
2013	$ 765,146
2014	368,703
2015	25,029
Total	$ 1,158,878